TAX CHARGE (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Schedule of Major Components of Income Tax Expense (Benefit)

	Year ended December 31,
	2024	2023	2022
Current tax expense	2,883	3,168	1,522
Deferred tax charge (benefit) (Note 17)	588	(1,287)	(1,012)
	3,471	1,881	510

Schedule of Reconciliation of Income Tax Expense (Benefit)
For the years ended December 31, 2024, 2023 and 2022, the effective tax rate of the Group amounted to 10.2%, 9.3% and 17.6%, respectively, as follows:

	Year ended December 31,
	2024	2023	2022
Income before tax	34,150	20,141	2,900
Expected tax expense (1)	3,643	2,721	3,190
Tax effects of:
Disallowed expenses	769	635	1,722
Unrecognized deferred tax	(419)	(1,266)	(4,121)
Change in estimates related to prior periods	(356)	(106)	67
Tax incentives	—	(115)	(300)
Changes in tax rates	(107)	—	—
Other	(59)	12	(48)
	3,471	1,881	510
1.Expected tax expense is computed based on actual statutory tax rates as applicable to the Group’s companies in the respective jurisdictions.